UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-333-0246

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

                              CLEAR RIVER(SM) FUND

                                 ANNUAL REPORT
                                 JULY 31, 2009

                                   (GRAPHIC)

                               INVESTMENT ADVISER:

                       LOWRY HILL INVESTMENT ADVISORS, INC.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

                               TABLE OF CONTENTS

Shareholders' Letter .....................................................    1
Top Ten Holdings .........................................................    6
Schedule of Investments ..................................................    7
Statement of Assets and Liabilities ......................................   12
Statement of Operations ..................................................   13
Statement of Changes in Net Assets .......................................   14
Financial Highlights .....................................................   15
Notes to Financial Statements ............................................   16
Report of Independent Registered Public Accounting Firm ..................   25
Trustees and Officers of The Advisors' Inner Circle Fund II ..............   26
Disclosure of Fund Expenses ..............................................   34
Approval of Investment Advisory Agreement ................................   36
Notice to Shareholders ...................................................   38

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-877-333-0246;and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

TO OUR SHAREHOLDERS

A REVIEW OF 2009

The Clear River(SM) Fund (the "Fund") successfully navigated the financial turmoil of the first part of 2009. This success was driven by our long-term focus on stock selection and a well-diversified portfolio of stocks. Specifically, the Fund gained 24.37% from its inception on February 3 to July
31. The strong performance was driven by international stocks and small capitalization stocks (those under $5 billion). International stocks comprised 31% of the Fund while small stocks comprised 15% of the Fund.

The broad stock market has rallied sharply from its March lows. In fact, many of the underlying fundamentals targeted earlier this year have shown improvement. The credit markets are healing, and the economy appears to be bottoming. Corporate earnings are coming in at or above expected levels. Moreover, companies are no longer hoarding cash but instead using it for share repurchases or selective acquisitions. These factors contributed to gains in the broader market, as shown by the 23.1% gain in the 80/20 Hybrid Russell 3000 & MSCI EAFE benchmark and the 20.2% return for the S&P 500 Index from February 3 to July 31, 2009.

During the spring of 2009, the fear of a potential financial ARMAGEDDON scenario began to dissipate as financial markets ultimately allowed banks to raise significant capital on their own. This allowance stopped the downward spiral that could have resulted in a worst-case scenario. While loan losses will likely continue to mount, banks have the capital and access to capital that should allow this critical industry to ride out the current recession.

At the beginning of the year, investors were focused on risk avoidance and consequently the traditionally safer assets, such as the U.S. dollar, U.S. Treasury bonds and "safer" stocks, became very expensive. Our investment process identified international stocks that would benefit from a potential depreciation of the U.S. dollar following its rise during the flight to safety. Attractive valuation and a better relative fundamental outlook also favored international stocks.

Small capitalization stocks were the strongest Fund performers, closely followed by international stocks. Historically, smaller stocks have been attractive coming out of a recession. While providing longer-term stability and yield, the higher-yielding and historically less-volatile domestic stocks were the performance laggards during the period. Clearly, the benefits of investing across the

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

equity spectrum--small to large, domestic to international--were evident during this period.

A LOOK AT THE FUTURE

The next move for the markets will be largely determined by the timing of a return to economic growth, the rate of that economic growth and the impact it has on corporate profits. Historically, economic growth has been sluggish for several quarters following a financial crisis. There is reason to believe that this will again be the case. On the positive side, financial markets react to corporate profits, and the outlook for profit growth has improved in the last quarter. Sharp expense controls by many companies, along with the restocking of inventories from abnormally low levels, should lead to a nice rebound in corporate profits even with only a modest improvement in the economy and continued higher unemployment.

There are, however, longer-term challenges. The new "normal" may be marked by lower growth rates resulting from continued systemic deleveraging, increased government regulation and an aging population. Future economic growth is also likely to be impacted by write-downs of perceived wealth. Over the near term, slower economic growth and a lessened ability to leverage may cause adjustments in personal consumption and business investment. Many of these challenges are well known and may already be discounted in current stock prices.

The aggressive monetary and fiscal policy actions of the United States and other countries' governments have sown the seeds for a potentially meaningful increase in the inflation rate. While it is by no means a certainty that inflation will increase in the future, our investment process includes looking for stocks that will benefit from this possible scenario.

The Fund currently retains 31% of its capital in international company shares and 15% in domestic small capitalization shares. The remainder is in medium-to large-capitalization domestic companies.

With a focus on long-term results, investing in good businesses at attractive valuation levels will continue to be the foundation of the Clear River(SM) Fund. We believe that the consistent application of this philosophy, when combined with diversification across a wide spectrum of companies and low portfolio turnover, will lead to attractive long-term results for our investors.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

Thank you for investing with the Clear River(SM) Fund. We look forward to helping you meet your financial goals.

Lowry Hill Investment Advisors, Inc.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

                       DEFINITION OF THE COMPARATIVE INDEX

The RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.4 billion; the median market capitalization was approximately $822.4 million. The index had a total market capitalization range of approximately $317.8 billion to $175.8 million.

The MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The MSCI EAFE INDEX consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31,2009

GROWTH OF A $10,000 INVESTMENT

                              (PERFORMANCE GRAPH)


Initial Investment Date   2/3/09  7/31/09
-----------------------   ------  -------

Clear River Fund         $10,000  $12,437
80/20 Hybrid Russell
    3000 & MSCI EAFE     $10,000  $12,277
Russell 3000 Index       $10,000  $12,074
MSCI EAFE Index          $10,000  $13,096


* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

**   THE FUND COMMENCED OPERATIONS ON FEBRUARY 3, 2009.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31,2009

TOP TEN HOLDINGS*

Vanguard Emerging Markets ......   2.83%
Nestle ADR .....................   2.74%
Accenture, Cl A ................   1.94%
Telefonica ADR .................   1.94%
Reckitt Benckiser Group ........   1.92%
iShares MSCI Japan Index Fund ..   1.88%
Republic Services, Cl A ........   1.83%
United Technologies ............   1.80%
Total ADR ......................   1.69%
BHP Billiton ADR ...............   1.67%

* PERCENTAGES BASED ON TOTAL INVESTMENTS. SHORT-TERM INVESTMENTS ARE NOT SHOWN IN THE TOP TEN CHART.

EQUITY ALLOCATION**

                                   (PIECHART)

Real Estate Equity      2%
Growth Equity          30%
Special Situations      5%
Small Cap Equity       15%
Income Equity          15%
Cash Equivalent         2%
International Equity   31%

**   PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

                                  (BAR-CHART)

SECTOR WEIGHTINGS (UNAUDITED)+:

Information Technology       14.2%
Industrials                  13.6%
Consumer Staples             13.2%
Energy                       10.8%
Exchange Traded Funds        10.4%
Consumer Discretionary       10.2%
Financials                    9.1%
Health Care                   6.8%
Telecommunication Services    3.5%
Materials                     3.2%
Utilities                     2.5%
Cash Equivalent               2.5%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 86.9%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 10.1%
   Arbitron ..........................................      13,912   $   226,487
   GameStop, Cl A* ...................................      11,076       242,454
   Gentex ............................................       8,823       132,080
   Harte-Hanks .......................................      18,076       195,582
   Home Depot ........................................       6,557       170,088
   Lowe's ............................................      20,221       454,164
   McDonald's ........................................      10,485       577,304
   Men's Wearhouse ...................................      10,065       217,505
   Morningstar* ......................................       4,847       214,674
   NIKE, Cl B ........................................      12,000       679,680
   Omnicom Group .....................................      15,970       542,980
   Scientific Games, Cl A* ...........................      11,776       212,203
   Sherwin-Williams ..................................       3,279       189,362
   Target ............................................      11,430       498,577
   VF ................................................       1,910       123,558
                                                                     -----------
                                                                       4,676,698
                                                                     -----------
CONSUMER STAPLES -- 13.2%
   Coca-Cola .........................................      11,162       556,314
   Colgate-Palmolive .................................       5,862       424,643
   Diageo ADR ........................................       7,197       448,949
   Kellogg ...........................................      10,066       478,135
   Nestle ADR ........................................      30,665     1,259,718
   PepsiCo ...........................................       8,446       479,311
   Reckitt Benckiser Group ...........................      18,397       883,641
   Tesco .............................................     112,164       688,416

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER STAPLES -- CONTINUED
   Unilever ..........................................       6,372   $   173,318
   Wal-Mart de Mexico ................................     200,102       682,159
                                                                     -----------
                                                                       6,074,604
                                                                     -----------
ENERGY -- 10.8%
   Apache ............................................       4,429       371,814
   BP ADR ............................................       7,445       372,548
   Chevron ...........................................       6,060       420,988
   Core Laboratories .................................       2,510       215,760
   EnCana ............................................       2,180       116,957
   Exxon Mobil .......................................       6,345       446,624
   FMC Technologies* .................................       8,474       368,619
   Mariner Energy* ...................................      10,718       128,509
   Noble .............................................      10,637       360,169
   Oceaneering International* ........................       3,990       203,171
   Total ADR .........................................      13,969       777,375
   Transocean* .......................................       6,388       509,060
   Valero Energy .....................................      14,743       265,374
   XTO Energy ........................................      10,165       408,938
                                                                     -----------
                                                                       4,965,906
                                                                     -----------
FINANCIALS -- 9.1%
   Aflac .............................................      18,480       699,653
   Allstate ..........................................      11,187       301,042
   American Campus Communities .......................       4,670       107,083
   Bank of New York Mellon ...........................      16,640       454,938
   Berkshire Hathaway,Cl B* ..........................          50       159,025
   Charles Schwab ....................................      40,928       731,383
   Digital Realty Trust ..............................       2,030        82,317
   Fairfax Financial Holdings ........................         295        90,090
   Federal Realty Investment Trust ...................       2,187       124,768
   HSBC Holdings ADR .................................       9,143       463,550
   Leucadia National .................................      11,596       284,102
   Markel* ...........................................         983       310,205
   Plum Creek Timber .................................       3,536       110,606
   PNC Financial Services Group ......................       3,786       138,795
   Public Storage ....................................       1,685       122,281
                                                                     -----------
                                                                       4,179,838
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE -- 6.8%
   Johnson & Johnson .................................       7,698   $   468,731
   McKesson ..........................................       4,025       205,879
   Medco Health Solutions* ...........................      14,099       745,273
   Mednax* ...........................................       5,160       239,166
   Medtronic .........................................       5,855       207,384
   Mettler-Toledo International* .....................       3,467       291,436
   Pharmaceutical Product Development ................       8,000       166,160
   Thermo Fisher Scientific* .........................      11,808       534,666
   VCA Antech* .......................................      11,313       289,387
                                                                     -----------
                                                                       3,148,082
                                                                     -----------
INDUSTRIALS -- 13.5%
   3M ................................................       6,479       456,899
   ABB ADR ...........................................      28,826       526,939
   Alexander & Baldwin ...............................       8,411       245,769
   ATC Technology* ...................................       8,178       171,084
   BE Aerospace* .....................................      11,051       178,584
   CH Robinson Worldwide .............................       9,941       542,083
   Graco .............................................       6,138       151,854
   Illinois Tool Works ...............................      12,645       512,755
   Komatsu ...........................................      35,359       578,853
   Middleby* .........................................       5,121       250,417
   Republic Services, Cl A ...........................      31,668       842,369
   School Specialty* .................................       6,968       155,874
   Stericycle* .......................................       4,279       219,085
   Union Pacific .....................................      10,348       595,217
   United Technologies ...............................      15,184       827,073
                                                                     -----------
                                                                       6,254,855
                                                                     -----------
INFORMATION TECHNOLOGY -- 14.2%
   Accenture, Cl A ...................................      25,493       894,039
   ANSYS* ............................................       9,634       301,159
   Cisco Systems* ....................................      29,287       644,607
   DealerTrack Holdings* .............................      11,872       235,422
   Google, Cl A* .....................................       1,165       516,153
   NeuStar, Cl A* ....................................      10,319       234,035
   Nintendo ADR ......................................      12,505       414,166
   Nokia ADR .........................................      29,021       387,140
   QUALCOMM ..........................................      13,998       646,848

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
INFORMATION TECHNOLOGY -- CONTINUED
   Research In Motion* ...............................       4,329   $   329,004
   Rofin-Sinar Technologies* .........................       6,190       134,385
   SAP ADR ...........................................      12,029       568,370
   Taiwan Semiconductor Manufacturing ................      69,047       722,917
   Wright Express* ...................................       8,159       230,737
   Zebra Technologies, Cl A* .........................      11,367       277,809
                                                                     -----------
                                                                       6,536,791
                                                                     -----------
MATERIALS -- 3.2%
   BHP Billiton ADR ..................................      12,183       767,042
   Mosaic ............................................       6,820       355,663
   Nucor .............................................       3,720       165,428
   Weyerhaeuser ......................................       4,985       174,674
                                                                     -----------
                                                                       1,462,807
                                                                     -----------
TELECOMMUNICATION SERVICES -- 3.5%
   AT&T ..............................................      18,858       494,645
   NII Holdings* .....................................      10,500       241,710
   Telefonica ADR ....................................      11,946       891,650
                                                                     -----------
                                                                       1,628,005
                                                                     -----------
UTILITIES -- 2.5%
   Edison International ..............................      17,161       554,643
   UGI ...............................................       7,634       201,843
   Xcel Energy .......................................      20,084       400,475
                                                                     -----------
                                                                       1,156,961
                                                                     -----------
   TOTAL COMMON STOCK
     (Cost $33,427,655) ..............................                40,084,547
                                                                     -----------
EXCHANGE TRADED FUNDS -- 10.4%
   iShares Barclays 1-3 Year Treasury Bond Fund ......       6,769       566,498
   iShares Barclays Short Treasury Bond Fund .........       1,716       189,103
   iShares Dow Jones Select Dividend Index Fund ......      10,140       393,533
   iShares MSCI Brazil Index Fund ....................       6,901       397,498
   iShares MSCI EAFE Index Fund ......................       7,525       379,335
   iShares MSCI Japan Index Fund .....................      87,863       867,208
   SPDR Barclays Capital 1-3 Month Treasury Bill ETF..       2,931       134,386
   SPDR Barclays Capital High Yield Bond ETF .........       3,390       125,701

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

EXCHANGE TRADED FUNDS -- CONCLUDED

                                                           SHARES       VALUE
                                                         ---------   -----------
   SPDR Trust Series 1 ...............................       4,501   $   444,744
   Vanguard Emerging Markets .........................      36,870     1,301,142
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $3,988,484)                                                4,799,148
                                                                     -----------
CASH EQUIVALENT -- 2.5%
   BlackRock Liquidity Funds TempFund
      Portfolio -- Institutional, 0.320% (A)
      (Cost $1,166,604) ..............................   1,166,604     1,166,604
                                                                     -----------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $38,582,743) .............................               $46,050,299
                                                                     ===========

Percentages are based on Net Assets of $46,148,230.

*    Non-income producing security.

(A)  -- The rate shown represents the 7-day effective yield as of July 31, 2009.

ADR  -- American Depositary Receipt

Cl   -- Class

EAFE -- Europe, Australasia, Far East

MSCI -- Morgan Stanley Capital International

SPDR -- Standard & Poor's Depository Receipts

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $38,582,743) ..........................   $46,050,299
Receivable for Capital Shares Sold ...............................        89,740
Receivable for Investment Securities Sold ........................        86,688
Receivable for Dividends and Interest ............................        50,493
Deferred Offering Costs (See Note 2) .............................        36,789
Receivable for Dividend Tax Reclaims .............................         2,860
Prepaid Expenses .................................................           911
                                                                     -----------
   TOTAL ASSETS ..................................................    46,317,780
                                                                     -----------
LIABILITIES:
Payable for Investment Securities Purchased ......................        87,229
Payable due to Investment Adviser ................................        10,998
Payable due to Administrator .....................................         8,493
Chief Compliance Officer Fees Payable ............................         3,858
Payable for Capital Shares Redeemed ..............................         2,500
Payable due to Trustees ..........................................         1,893
Payable due to Custodian .........................................           666
Other Accrued Expenses ...........................................        53,913
                                                                     -----------
   TOTAL LIABILITIES .............................................       169,550
                                                                     -----------
NET ASSETS .......................................................   $46,148,230
                                                                     ===========
NET ASSETS CONSISTS OF:
Paid-in Capital ..................................................   $42,783,635
Undistributed Net Investment Income .............................          9,138
Accumulated Net Realized Loss on Investments and Foreign Currency
   Transactions ..................................................    (4,112,099)
Net Unrealized Appreciation on Investments .......................     7,467,556
                                                                     -----------
   NET ASSETS ....................................................   $46,148,230
                                                                     ===========
INVESTOR CLASS SHARES:
   Shares Issued and Outstanding
      (unlimited authorization -- no par value) ..................     3,730,595
NET ASSET VALUE, Offering and Redemption Price Per Share .........   $     12.37
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            FOR THE PERIOD
                                                            ENDED JULY 31, 2009*

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ........................................................   $   510,916
Less: Foreign Taxes Withheld .....................................       (39,655)
                                                                     -----------
   TOTAL INVESTMENT INCOME .......................................       471,261
                                                                     -----------
EXPENSES
Investment Advisory Fees .........................................       158,956
Administration Fees ..............................................        49,041
Chief Compliance Officer Fees ....................................         5,479
Trustees' Fees ...................................................         3,500
Deferred Offering Costs (See Note 2) .............................        32,294
Transfer Agent Fees ..............................................        23,126
Legal Fees .......................................................        22,500
Audit Fees .......................................................        22,312
Printing Fees ....................................................        15,000
Custodian Fees ...................................................         3,735
Registration Fees ................................................         1,504
Insurance and Other Expenses .....................................         3,450
                                                                     -----------
   TOTAL EXPENSES ................................................       340,897
                                                                     -----------
Less: Investment Advisory Fees Waived (See Note 5) ...............      (116,394)
   Fees Paid Indirectly (See Note 4) .............................           (91)
                                                                     -----------
   NET EXPENSES ..................................................       224,412
                                                                     -----------
NET INVESTMENT INCOME ............................................       246,849
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS
   Net Realized Loss on Investments ..............................    (4,109,500)
   Net Realized Loss on Foreign Currency Transactions ............       (23,070)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .............................................    12,639,918
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS .........................................     8,507,348
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $ 8,754,197
                                                                     ===========

*    FUND COMMENCED OPERATIONS FEBRUARY 3, 2009.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                         CLEAR RIVER(SM) FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                       PERIOD
                                                                        ENDED
                                                                       JULY 31,
                                                                        2009*
                                                                     -----------
OPERATIONS:
   Net Investment Income .........................................   $   246,849
   Net Realized Loss on Investments and Foreign
      Currency Transactions ......................................    (4,132,570)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments .............................................    12,639,918
                                                                     -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .................................................     8,754,197
                                                                     -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income .........................................      (217,240)
                                                                     -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................      (217,240)
                                                                     -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................    11,685,394
   Issued through In-Kind Transfer** .............................    27,344,764
   Reinvestment of Distributions .................................        72,501
   Redeemed ......................................................    (1,491,386)
                                                                     -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....    37,611,273
                                                                     -----------
      TOTAL INCREASE IN NET ASSETS ...............................    46,148,230
                                                                     -----------
NET ASSETS:
   Beginning of period ...........................................            --
                                                                     -----------
   End of period (including undistributed net
      investment income of $9,138) ...............................   $46,148,230
                                                                     ===========
SHARE TRANSACTIONS:
   Issued ........................................................     1,131,567
   Issued through In-Kind Transfer** .............................     2,734,476
   Reinvestment of Distributions .................................         6,669
   Redeemed ......................................................      (142,117)
                                                                     -----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ...............................................     3,730,595
                                                                     ===========

*    FUND COMMENCED OPERATIONS ON FEBRUARY 3, 2009.

**   SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FINANCIAL HIGHLIGHTS

                                                                       PERIOD
                                                                       ENDED
                                                                      JULY 31,
                                                                       2009(2)
                                                                     ----------
Net Asset Value,Beginning of Period ..............................   $ 10.00
                                                                     -------
Income from Operations:
Net Investment Income(1) .........................................      0.07
Net Realized and Unrealized Gain on Investments ..................      2.36
                                                                     -------
Total from Operations ............................................      2.43
                                                                     -------
Dividends and Distributions from:
   Net Investment Income .........................................     (0.06)
                                                                     -------
Net Asset Value, End of Period ...................................   $ 12.37
                                                                     =======
TOTAL RETURN+ ....................................................     24.37%
                                                                     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............................   $46,148
Ratio of Expenses to Average Net Assets (including waivers
   and reimbursements, excluding fees paid indirectly) ...........      1.20%*
Ratio of Expenses to Average Net Assets (including waivers,
   reimbursements and fees paid indirectly) ......................      1.20%*
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly) ......................      1.82%*
Ratio of Net Investment Income to Average Net Assets .............      1.32%*
Portfolio Turnover Rate ..........................................        39%++

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(2)  FUND COMMENCED OPERATIONS ON FEBRUARY 3, 2009.

*    ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Clear River(SM) Fund (the "Fund"). The investment objective of the Fund is long-term capital growth on a tax-efficient basis while providing moderate current income. The Fund utilizes a combination of six distinct and complementary investment strategies (Growth Equity 10%-40%, Income Equity 5%-25%, International Equity 10%-40%, Real Estate 0%-20%, Small Cap Equity 5%-30% and Special Situations 0%-10%). Each strategy contains a relatively small, focused group of securities selected by the Adviser based on its research and fundamental analysis of individual companies, specifically targeting those with clear competitive advantages, exceptional management and strong fundamentals. The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund currently offers Investor Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at July 31, 2009:

INVESTMENTS IN SECURITIES     LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
-------------------------   ------------   ---------   --------   ------------
Common Stock                $ 40,084,547      $--        $--      $ 40,084,547
Exchange Traded Funds          4,799,148       --         --        4,799,148
Cash Equivalent                1,166,604       --         --        1,166,604
                            ------------      ---        ---      ------------
Total                       $ 46,050,299      $--        $--      $ 46,050,299
                            ============      ===        ===      ============

     In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

     In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

     prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. FSP 157-4 also requires entities to describe the inputs used in valuation techniques used to measure fair value changes and changes in inputs over the period. FSP 157-4 expands the three level hierarchy disclosure and level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all ofitstaxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     Upon inception, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50% likely to be realized.

     The adoption of FIN 48 did not result in the recording of any tax expenses in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

     that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of July 31, 2009, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

     of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     DEFERRED OFFERING COSTS -- Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of July 31, 2009, the remaining amount still to be amortized for the Fund was $36,789.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than 90 days. For the period ended July 31, 2009, there were no redemption fees retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

Wells Fargo Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are paid on the basis of net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

4. ADMINISTRATION, DISTRIBUTION ANDTRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $100 million of the Fund's average daily net assets; 0.10% on the next $150 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2009, the Fund earned credits of $91 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

5. INVESTMENT ADVISORY AGREEMENT:

Lowry Hill Investment Advisors, Inc (the "Adviser"), a wholly owned subsidiary of the Custodian, serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Investor shares of the Fund's (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to 1.20% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.20% to recapture all or a portion of its prior fee reductions or expense limitation reimbursements made during the preceding three-year period. As of July 31, 2009, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $116,394, expiring in 2012.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $56,401,492 and $14,870,657, respectively, for the period ended July 31, 2009. There were no purchases or sales of long-term U.S. Government securities by the Fund.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences relating to the tax treatment of certain investments in REITs and foreign currency transactions have been reclassified to/ from the following accounts during the fiscal period ended July 31, 2009:

    DECREASE           INCREASE
UNDISTRIBUTED NET   ACCUMULATED NET
INVESTMENT INCOME    REALIZED GAIN
-----------------   ---------------
    $(20,471)           $20,471

The tax character of dividends and distributions for the Fund declared during the period ended July 31, 2009, was as follows:

        ORDINARY      LONG-TERM
         INCOME     CAPITAL GAINS     TOTAL
       ----------   -------------   ---------
2009    $217,240         $--         $217,240

As of July 31, 2009, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income   $    32,208
Post-October Losses              (3,476,650)
Post-October Currency Losses        (23,070)
Unrealized Appreciation           6,832,107
                                -----------
Total Distributable Earnings    $ 3,364,595
                                ===========

Post-October losses and Post-October currency losses represent losses realized on investment transactions and on foreign currency transactions, respectively, from February 3, 2009, through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Fund at July 31, 2009, was as follows:

                  AGGREGATE        AGGREGATE
                    GROSS            GROSS            NET
   FEDERAL        UNREALIZED       UNREALIZED      UNREALIZED
  TAX COST       APPRECIATION     DEPRECIATION    APPRECIATION
-------------   --------------   --------------   ------------
 $39,218,192      $8,014,939       $(1,182,832)     $6,832,107

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements are dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFER:

During the period ended July 31, 2009, the Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax-free basis on the date of transaction. The details of the in-kind transfer were as follows:

                                                      UNREALIZED
TRANSACTION DATE    SHARES ISSUED       VALUE        DEPRECIATION
----------------   ---------------   -------------   ------------
February 3, 2009       2,734,476       $27,344,764     $(5,172,362)

10. SUBSEQUENT EVENT:

The company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 24, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of July 31,2 009. However, the following are details relating to subsequent events that have occurred since July 31, 2009 through September 24, 2009.

At a special meeting held on September 16, 2009,the Board approved certain changes to the investment strategy of the Fund. Effective November 28, 2009, the Fund's "real estate" strategy will become a "real asset equity" strategy, and it will expand its investments to include companies whose primary business engages in commodities and natural resources or related businesses.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors' Inner Circle Fund II and Shareholders of the Clear River(SM) Fund:

We have audited the accompanying statement of assets and liabilities of the Clear River(SM) Fund, a series of shares of beneficial interest of The Advisors' Inner Circle Fund II, including the schedule of investments, as of July 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period February 3, 2009 (commencement of operations), through July 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management,as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clear River(SM) Fund as of July 31, 2009, the results of its operations, the changes in its net assets and its financial highlights for the period February 3, 2009, through July 31, 2009, in conformity with accounting principles generally accepted in the United States of America.


                                              (BRIGGS, BUNTING & DOUGHERTY, LLP)
                                               BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia,Pennsylvania
September 24,2009

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, ages, positions with the Trust, lengths of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members. "Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act

                                                         TERM OF
                            POSITION(S)                OFFICE AND
NAME, ADDRESS(1),            HELD WITH                  LENGTH OF
      AGE                    THE TRUST                TIME SERVED(2)
-----------------          ------------   --------------------------------------
INTERESTED BOARD MEMBERS

ROBERT A. NESHER             Chairman                  (Since 1991)
62 yrs. old                of the Board
                            of Trustees

WILLIAM M. DORAN              Trustee                  (Since 1992)
1701 Market Street
Philadelphia,PA 19103
69 yrs. old

(1) Unless otherwise noted,the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-333-0246. The following chart lists Trustees and Officers as of July 31, 2009.

                                   NUMBER OF
                                    FUNDS IN
                                 THE ADVISORS'
                                  INNER CIRCLE
                                    FUND II
    PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS         BOARD MEMBER        HELD BY BOARD MEMBER(3)
------------------------------   -------------   -------------------------------
Currently performs                    30         Trustee of The Advisors' Inner
various services on behalf of                    Circle Fund, Bishop Street
SEI Investments for which                        Funds, SEI Asset Allocation
Mr. Nesher is compensated.                       Trust, SEI Daily Income
                                                 Trust, SEI Institutional
                                                 International Trust, SEI
                                                 Institutional Investments
                                                 Trust, SEI Institutional
                                                 Managed Trust, SEI Liquid Asset
                                                 Trust, SEI Tax Exempt Trust,
                                                 and SEI Alpha Strategy
                                                 Portfolios, L.P., Director of
                                                 SEI Global Master Fund, plc,
                                                 SEI Global Assets Fund, plc,
                                                 SEI Global Investments Fund,
                                                 plc, SEI Investments Global,
                                                 Limited, SEI Investments --
                                                 Global Fund Services, Limited,
                                                 SEI Investments (Europe),
                                                 Limited, SEI Investments --
                                                 Unit Trust Management (UK),
                                                 Limited, SEI Global Nominee
                                                 Ltd., SEI Opportunity Fund,
                                                 L.P., SEI Structured Credit
                                                 Fund,L.P., SEI Multi-Strategy
                                                 Funds plc and SEI Islamic
                                                 Investments Fund plc.

Self-employed Consultant since        30         Trustee of The Advisors' Inner
2003. Partner, Morgan, Lewis &                   Circle Fund, Bishop Street
Bockius LLP (law firm) from                      Funds, SEI Asset Allocation
1976-2003, counsel to the                        Trust, SEI Daily Income
Trust, SEI, SIMC, the                            Trust, SEI Institutional
Administrator and the                            International Trust, SEI
Distributor. Director of SEI                     Institutional Investments
Investments since                                Trust, SEI Institutional
1974; Secretary of SEI                           Managed Trust, SEI Liquid Asset
Investments since 1978.                          Trust, SEI Tax Exempt Trust,and
                                                 SEI Alpha Strategy Portfolios,
                                                 L.P., Director of SEI since
                                                 1974. Director of the
                                                 Distributor since 2003.
                                                 Director of SEI Investments --
                                                 Global Fund Services, Limited,
                                                 SEI Investments Global,
                                                 Limited, SEI Investments
                                                 (Europe), Limited, SEI
                                                 Investments (Asia), Limited and
                                                 SEI Asset Korea Co., Ltd., SEI
                                                 Global Nominee Limited and SEI
                                                 Investments -- Unit Trust
                                                 Management (UK) Limited.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                         TERM OF
                            POSITION(S)                OFFICE AND
NAME, ADDRESS(1),            HELD WITH                  LENGTH OF
      AGE                    THE TRUST                TIME SERVED(2)
----------------           ------------   --------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY               Trustee                  (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN,JR.        Trustee                  (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN            Trustee                  (Since 2005)
66 yrs. old

CHARLES E. CARLBOM            Trustee                  (Since 2005)
74 yrs. old

(1) Unless otherwise noted,the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

                                                NUMBER OF
                                                 FUNDS IN
                                              THE ADVISORS'
                                               INNER CIRCLE
                                                 FUND II
          PRINCIPAL OCCUPATION(S)              OVERSEEN BY              OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                BOARD MEMBER           HELD BY BOARD MEMBER(3)
-------------------------------------------   -------------   --------------------------------------
Attorney, Solo Practitioner since 1994.             30        Trustee of The Advisors' Inner Circle
Partner, Dechert, Price & Rhoads (law firm)                   Fund, Bishop Street Funds, and U.S.
September 1987-December 1993.                                 Charitable Gift Trust, SEI Asset
                                                              Allocation Trust, SEI Daily Income
                                                              Trust, SEI Institutional International
                                                              Trust, SEI Institutional Investments
                                                              Trust, SEI Institutional Managed
                                                              Trust, SEI Liquid Asset Trust, SEI Tax
                                                              Exempt Trust, and SEI Alpha Strategy
                                                              Portfolios, L.P.

Self-Employed Consultant, Newfound                  30        Trustee of The Advisors' Inner Circle
Consultants, Inc. since April 1997.                           Fund, Bishop Street Funds, State
                                                              Street Navigator Securities Lending
                                                              Trust, SEI Asset Allocation Trust, SEI
                                                              Daily Income Trust, SEI Institutional
                                                              International Trust, SEI Institutional
                                                              Investments Trust, SEI Institutional
                                                              Managed Trust, SEI Liquid Asset Trust,
                                                              SEI Tax Exempt Trust, and SEI Alpha
                                                              Strategy Portfolios, L.P., Director of
                                                              SEI Opportunity Fund, L.P., and SEI
                                                              Structured Credit Fund, L.P., member
                                                              of the independent review committee
                                                              for SEI's Canadian-registered mutual
                                                              funds.

Vice President Compliance AARP Financial,           30        Trustee of The Advisors' Inner Circle
Inc. since 2008. Self-employed Legal and                      Fund and Bishop Street Funds.
Financial Services Consultant since 2003.
Counsel to State Street Bank Global
Securities and Cash Operations from 1995 to
2003.

Self-employed Business Consultant, Business         30        Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                   Fund, Bishop Street Funds, Director of
United Grocers Inc. from 1997 to 2000.                        Oregon Transfer Co.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

     TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                            TERM OF
                                   POSITION(S)            OFFICE AND
     NAME,ADDRESS(1),               HELD WITH              LENGTH OF
           AGE                      THE TRUST           TIME SERVED(2)
-------------------------   -------------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON                  Trustee             (Since 2005)
67 yrs. old

JOHN K. DARR                         Trustee             (Since 2008)
64 yrs. old

OFFICERS

PHILIPT. MASTERSON                  President            (Since 2008)
45 yrs. old

MICHAEL LAWSON              Treasurer, Controller and    (Since 2005)
48 yrs. old                  Chief Financial Officer

(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

                                                NUMBER OF
                                                 FUNDS IN
                                              THE ADVISORS'
                                               INNER CIRCLE
                                                 FUND II
          PRINCIPAL OCCUPATION(S)              OVERSEEN BY              OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                BOARD MEMBER       HELD BY BOARD MEMBER/OFFICER(3)
-------------------------------------------   -------------   --------------------------------------
Retired.                                            30        Director, Federal Agricultural
                                                              Mortgage Corporation. Trustee of The
                                                              Advisors' Inner Circle Fund, Bishop
                                                              Street Funds, SEI Asset Allocation
                                                              Trust, SEI Daily Income Trust, SEI
                                                              Institutional International Trust, SEI
                                                              Institutional Investments Trust, SEI
                                                              Institutional Management Trust, SEI
                                                              Liquid Asset Trust, SEI Tax Exempt
                                                              Trust and SEI Alpha Strategies
                                                              Portfolios, L.P.

CEO, Office of Finance, FHL Banks                   30        Director of Federal Home Loan Bank of
from 1992 to 2007.                                            Pittsburgh and Manna, Inc. and Trustee
                                                              of The Advisors' Inner Circle Fund and
                                                              Bishop Street Funds.

Managing Director of SEI Investments since         N/A                          N/A
2006. Vice President and Assistant
Secretary of the Administrator from 2004 to
2006. General Counsel of Citco Mutual Fund
Services from 2003 to 2004. Vice President
and Associate Counsel for the Oppenheimer
Funds from 2001 to 2003.

Director, SEI Investments, Fund Accounting         N/A                          N/A
since July 2005. Manager, SEI Investments
IFS from April 1995 to February 1998 and
November 1998 to July 2005.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                            TERM OF
                                   POSITION(S)            OFFICE AND
     NAME,ADDRESS(1),               HELD WITH              LENGTH OF
           AGE                      THE TRUST             TIME SERVED
-------------------------   -----------------------   -------------------

OFFICERS (CONTINUED)
RUSSELL EMERY                  Chief Compliance           (Since 2006)
46 yrs. old                         Officer

JOSEPH GALLO                    Vice President            (Since 2007)
36 yrs. old                      and Secretary

CAROLYN MEAD                    Vice President            (Since 2007)
52 yrs. old                 and Assistant Secretary

JAMES NDIAYE                  Vice President and          (Since 2004)
40 yrs. old                   Assistant Secretary

TIMOTHY D. BARTO                Vice President            (Since 2000)
41 yrs. old                 and Assistant Secretary

MICHAEL BEATTIE                 Vice President        (Since August 2009)
44 yrs. old

ANDREW S. DECKER                 AML Officer              (Since 2008)
45 yrs. old

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

                                                             NUMBER OF
                                                              FUNDS IN
                                                           THE ADVISORS'
                                                        INNER CIRCLE FUND II
               PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
                 DURING PAST 5 YEARS                           MEMBER            HELD BY OFFICER
-----------------------------------------------------   --------------------   -------------------
Chief Compliance Officer of SEI Structured Credit                N/A                   N/A
Fund, LP and SEI Alpha Strategy Portfolios, LP since
June 2007. Chief Compliance Officer of SEI
Opportunity Fund, L.P., SEI Institutional Managed
Trust, SEI Asset Allocation Trust, SEI Institutional
International Trust, SEI Institutional Investments
Trust, SEI Daily Income Trust, SEI Liquid Asset Trust
and SEI Tax Exempt Trust since March 2006. Director
of Investment Product Management and Development, SEI
Investments, since February 2003; Senior Investment
Analyst - Equity Team, SEI Investments, from March
2000 to February 2003.

Corporate Counsel of SEI since 2007; Associate                   N/A                   N/A
Counsel, ICMA Retirement Corporation, 2004-2007;
Federal Investigator, U.S. Department of Labor,
2002-2004; U.S. Securities and Exchange Commission -
Department of Investment Management, 2003.

Corporate Counsel of SEI since 2007; Associate,                  N/A                   N/A
Stradley, Ronon, Stevens & Young, 2004-2007; Counsel
ING Variable Annuities, 1999-2002.

Employed by SEI Investments Company since 2004. Vice             N/A                   N/A
President, from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant Vice
President, ING Variable Annuities Group from 1999-2000.

General Counsel, Vice President and Assistant                    N/A                   N/A
Secretary of SEI Investments Global Funds Services
since 1999; Associate, Dechert Price & Rhoads
(law firm) from 1997-1999; Associate, Richter, Miller
& Finn (law firm) from 1994-1997.

Director of Client Services at SEI since 2004.                   N/A                   N/A

Compliance Officer and Product Manager, SEI,                     N/A                   N/A
2005-2008. Vice President, Old Mutual Capital,
2000-2005. Operations Director, Prudential
Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                          BEGINNING     ENDING                 EXPENSE
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE       EXPENSE     DURING
                          02/03/09*    07/31/09     RATIOS      PERIOD
                          ---------   ---------   ----------   -------
ACTUAL PORTFOLIO RETURN   $1,000.00   $1,243.70      1.20%      $6.57**
HYPOTHETICAL 5% RETURN     1,000.00    1,018.84      1.20        6.01***

*    Commencement of operations.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period since commencement of operations).

*** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its November 2008 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the advisory agreement (the "Advisory Agreement") for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing its formation, assets under management and client base. The representatives also review the Adviser's investment personnel and the Fund's investment processes. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND
                                                            JULY 31, 2009

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)

provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees, after waivers, were within the range of the average advisory fees paid by similarly managed mutual funds and were the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

THE ADVISORS' INNER CIRCLE FUND II                          CLEAR RIVER(SM) FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2009, taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2009, taxable year, please consult your tax adviser as to the pertinence of this notice.

For the period February 3, 2009, to July 31, 2009, the Clear River(SM) Fund is designating the following items with regard to distributions paid during the period.

                                                                                        Foreign
                                                Qualifying for                         Investors
                                                  Corporate                   ---------------------------
  Long-Term        Ordinary                       Dividends      Qualifying     Interest      Short-Term
 Capital Gain       Income          Total          Received       Dividend       Related     Capital Gain
Distributions   Distributions   Distributions   Deduction (1)    Income (2)   Dividend (3)   Dividends (4)
-------------   -------------   -------------   --------------   ----------   ------------   ------------
    0.00%           100.00%         100.00%         94.69%         100.00%        0.00%          0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDEND" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

                                     NOTES

                                     NOTES

                                CLEAR RIVER FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-333-0246

                                    ADVISER:
                      Lowry Hill Investment Advisors, Inc.
                             90 South Seventh Street
                                   Suite 5300
                              Minneapolis, MN 55402

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                        Briggs, Bunting & Dougherty, LLP
                         1835 Market Street, 26th Floor
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

LHI-AR-001-0100

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and John Darr, and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Briggs, Bunting & Dougherty, LLP ("BB&D") related to the Trust

BB&D billed the Trust aggregate fees for services rendered to the Trust for the last fiscal period as follows:

                                              2009
                      ---------------------------------------------------
                                         All fees and      All other fees
                                          services to     and services to
                        All fees and        service           service
                      services to the   affiliates that   affiliates that
                      Trust that were        were         did not require
                        pre-approved      pre-approved      pre-approval
                      ---------------   ---------------   ---------------
(a)   Audit                                    N/A               N/A
      Fees(1)            $19,500
(b)   Audit-Related          N/A               N/A               N/A
      Fees
(c)   Tax Fees               N/A               N/A               N/A
(d)   All Other              N/A               N/A               N/A
      Fees (1)

Notes:

(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                      2009
                     ------
Audit-Related Fees    N/A
Tax Fees              N/A
All Other Fees        N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by BB&D for the last fiscal period was $0.

(h) During the past fiscal period, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with

Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 5, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: October 5, 2009